Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Cash flows from operating activities:
Net income	$ 50,519	$ 67,974	$ 60,081
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	47,630	39,809	30,811
Stock-based compensation	10,290	6,798	4,232
Net loss on disposals and impairments of assets	190	492	24
Excess tax benefits from stock-based compensation	(2,182)	(1,163)	(3,831)
Deferred income taxes	11,924	(311)	2,037
Gain on sale of non-marketable equity securities	(6,891)	0	0
Changes in operating assets and liabilities, net of effect of acquisition:
Accounts receivable	(9,259)	(4,717)	1,993
Inventories	(33,065)	(13,383)	(3,910)
Income taxes	(13,943)	(4,314)	4,395
Prepaid expenses and other assets	8,680	(9,973)	(3,169)
Accounts payable	19,130	14,340	(3,477)
Customer prepayments	22,735	13,334	198
Accrued compensation and benefits	(17,493)	17,735	(5,202)
Other taxes and withholding	135	2,584	(153)
Warranty liabilities	4,204	1,671	(1,236)
Other accruals and liabilities	15,338	13,592	5,312
Net cash provided by operating activities	107,942	144,468	88,105
Cash flows from investing activities:
Proceeds from marketable debt securities	127,664	54,506	53,565
Purchases of property and equipment	(85,586)	(76,594)	(76,811)
Acquisition of business	(70,018)	0	(15,500)
Investments in marketable debt securities	(29,299)	(90,349)	(44,170)
Proceeds from (investment in) non-marketable equity securities	12,891	(1,500)	(4,500)
Proceeds from sales of property and equipment	72	5	117
Increase in restricted cash	0	(500)	0
Net cash used in investing activities	(44,276)	(114,432)	(87,299)
Cash flows from financing activities:
Repurchases of common stock	(100,201)	(46,492)	(42,072)
Net increase (decrease) in short-term borrowings	1,097	6,192	(223)
Proceeds from issuance of common stock	2,976	2,873	7,966
Excess tax benefits from stock-based compensation	2,182	1,163	3,831
Debt issuance costs	(721)	0	0
Net cash used in financing activities	(94,667)	(36,264)	(30,498)
Net decrease in cash and cash equivalents	(31,001)	(6,228)	(29,692)
Cash and cash equivalents, at beginning of period	51,995	58,223	87,915
Cash and cash equivalents, at end of period	20,994	51,995	58,223
Supplemental Cash Flow Information [Abstract]
Income taxes paid	26,681	38,474	24,253
Interest paid	96	49	34
Purchases of property and equipment included in accounts payable	$ 5,051	$ 5,802	$ 3,465